Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 4,083	$ 3,531
Accounts receivable
Related parties	159	288
Unrelated parties	6,866	8,217
Loans and advances to related parties	349	82
Inventories	5,281	5,251
Deferred income tax		203
Unrealized gains on derivative instruments	322	595
Advances to suppliers	303	393
Recoverable taxes	2,167	2,230
Assets held for sale	187
Others	1,070	946
Total current assets	20,787	21,736
Non-current assets
Property, plant and equipment, net	90,103	88,895
Intangible assets	1,055	1,135
Investments in affiliated companies, joint ventures and others investments	8,173	8,093
Other assets:
Goodwill on acquisition of subsidiaries	2,948	3,026
Loans and advances
Related parties	428	509
Unrelated parties	218	210
Prepaid pension cost	1,939	1,666
Prepaid expenses	363	321
Judicial deposits	1,531	1,464
Recoverable taxes	617	587
Deferred income tax	977	594
Unrealized gains on derivative instruments		60
Deposit on incentive / reinvestiment	207	229
Others	210	203
Total other assets	108,769	106,992
Total	129,556	128,728
Current liabilities
Suppliers	4,481	4,814
Payroll and related charges	994	1,307
Minimum annual remuneration attributed to stockholders		1,181
Current portion of long-term debt	1,503	1,495
Short-term debt	503	22
Loans from related parties	19	24
Provision for income taxes	141	507
Taxes payable and royalties	282	524
Employees postretirement benefits	110	147
Railway sub-concession agreement payable	64	66
Unrealized losses on derivative instruments	142	73
Provisions for asset retirement obligations	41	73
Liabilities associated with assets held for sale	32
Others	908	810
Total current liabilities	9,220	11,043
Non-current liabilities
Employees postretirement benefits	2,446	2,446
Loans from related parties	81	91
Long-term debt	23,432	21,538
Provisions for contingencies (Note 16 (b))	1,748	1,686
Unrealized losses on derivative instruments	908	663
Deferred income tax	4,271	5,654
Provisions for asset retirement obligations	1,773	1,697
Debentures	1,410	1,336
Others	1,948	2,460
Total non-current liabilities	38,017	37,571
Redeemable noncontrolling interest	412	505
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 140,857,692 (2011 - 181,099,814) preferred and 71,071,482 (2011 - 86,911,207) common shares	(4,477)	(5,662)
Additional paid-in capital	(369)	(61)
Mandatorily convertible notes - common shares		290
Mandatorily convertible notes - preferred shares		644
Other cumulative comprehensive loss	(7,698)	(5,673)
Undistributed retained earnings	39,300	41,130
Unappropriated retained earnings	10,973	4,482
Total Company stockholders' equity	80,294	77,715
Noncontrolling interests	1,613	1,894
Total stockholders' equity	81,907	79,609
Total	$ 129,556	$ 128,728